Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Cash flows from operating activities:
Net income before tax	$ 68,450,404	$ 2,235,480	$ 109,625,660	$ 58,496,432
Adjustments to reconcile net income before tax to net cash provided by operating activities:
Depreciation	37,757,556	1,233,101	41,328,374	44,179,632
Amortization	2,726,481	89,043	2,841,334	2,894,942
Expected credit impairment losses (gains)	(130,518)	(4,263)	2,723	(6,121)
Net loss (gain) of financial assets and liabilities at fair value through profit or loss	40,553	1,324	1,247,962	(2,892,470)
Interest expense	1,473,729	48,130	1,785,311	1,868,089
Interest income	(4,853,124)	(158,495)	(2,022,314)	(575,719)
Dividend income	(1,773,498)	(57,920)	(2,163,043)	(1,653,006)
Share-based payment	1,031,896	33,700	1,351,738	1,745,745
Share of profit of associates and joint ventures	(4,307,614)	(140,680)	(1,626,103)	(5,193,495)
Gain on disposal of property, plant and equipment	(268,293)	(8,762)	(482,983)	(143,735)
Loss (gain) on disposal of investments accounted for under the equity method	(163,395)	(5,336)	(50,553)	16,388
Loss on repurchases of bonds	0	0	203,851	0
Exchange loss (gain) on financial assets and liabilities	85,353	2,788	2,436,159	(505,434)
Bargain purchase gain in acquisition of equity investee	(494,001)	(16,133)	0	0
Loss (gain) on lease modification	(113)	(4)	(1,162)	6
Amortization of deferred government grants	(2,663,843)	(86,997)	(4,163,746)	(4,069,055)
Others	0	0	0	243,447
Income and expense adjustments	28,461,169	929,496	40,687,548	35,909,214
Changes in operating assets and liabilities:
Financial assets and liabilities at fair value through profit or loss	1,945,525	63,538	14,825	119,904
Contract assets	(381,105)	(12,446)	(47,842)	(81,887)
Notes receivable and accounts receivable	7,201,939	235,204	(1,115,482)	(8,590,622)
Other receivables	(526,223)	(17,186)	(914,736)	134,111
Inventories	(4,944,756)	(161,488)	(7,637,528)	(871,589)
Other current assets	939,912	30,696	(4,041,038)	(227,852)
Contract fulfillment costs	(164,316)	(5,366)	(97,027)	(71,828)
Contract liabilities	(267,858)	(8,748)	(252,594)	1,637,105
Accounts payable	(1,341,114)	(43,799)	490,949	688,652
Other payables	(5,683,081)	(185,600)	9,230,484	4,092,040
Other current liabilities	1,470,483	48,023	791,279	(506,837)
Net defined benefit liabilities	(262,084)	(8,559)	(711,115)	(482,809)
Other noncurrent liabilities	(89,593)	(2,926)	(8,039)	71,430
Cash generated from operations	94,809,302	3,096,319	146,015,344	90,315,464
Interest received	4,579,972	149,575	1,852,783	505,379
Dividend received	3,649,805	119,197	4,132,529	3,006,829
Interest paid	(1,027,500)	(33,557)	(1,422,337)	(1,539,069)
Income tax paid	(16,011,870)	(522,922)	(4,717,790)	(1,936,712)
Net cash provided by operating activities	85,999,709	2,808,612	145,860,529	90,351,891
Cash flows from investing activities:
Acquisition of financial assets at fair value through profit or loss	(1,182,248)	(38,610)	(1,041,792)	(921,916)
Proceeds from disposal of financial assets at fair value through profit or loss	525,237	17,153	773,318	439,145
Acquisition of financial assets measured at amortized cost	(6,296,321)	(205,628)	(1,682,788)	(37,141,310)
Proceeds from redemption of financial assets measured at amortized cost	678,907	22,172	30,179,933	22,132,639
Proceeds from disposal of investments accounted for under the equity method	293,266	9,578	0	0
Proceeds from capital reduction of investments accounted for under the equity method	1,303,106	42,557	0	0
Increase in prepayment for investments	0	0	0	(5,025)
Proceeds from capital reduction of financial assets at fair value through other comprehensive income	0	0	0	42,150
Disposal of subsidiary	0	0	0	714,358
Acquisition of property, plant and equipment	(91,473,668)	(2,987,383)	(80,127,628)	(48,034,633)
Proceeds from disposal of property, plant and equipment	323,385	10,561	669,282	216,314
Increase in refundable deposits	(44,100)	(1,440)	(558,491)	(274,015)
Decrease in refundable deposits	83,856	2,739	186,175	220,750
Acquisition of intangible assets	(2,546,516)	(83,165)	(2,756,155)	(1,924,924)
Government grants related to assets acquisition	591,086	19,304	173,909	2,498,984
Increase in other noncurrent assets	(42,532)	(1,389)	(243,084)	(125,917)
Decrease in other noncurrent assets	0	0	55	0
Net cash used in investing activities	(97,786,542)	(3,193,551)	(54,427,266)	(62,163,400)
Cash flows from financing activities:
Increase in short-term loans	29,120,960	951,044	228,980	7,205,015
Decrease in short-term loans	(15,590,960)	(509,176)	(2,194,664)	(16,179,231)
Cash payments for the principal portion of the lease liability	(666,439)	(21,765)	(712,854)	(699,680)
Proceeds from bonds issued	10,000,000	326,584	0	25,760,800
Bonds issuance costs	(10,755)	(351)	0	(57,108)
Redemption of bonds	0	0	(13,305,050)	(2,000,000)
Proceeds from long-term loans	15,416,130	503,466	2,319,371	15,560,661
Repayments of long-term loans	(11,558,426)	(377,480)	(21,135,630)	(11,472,124)
Increase in guarantee deposits	11,651,109	380,506	15,823,396	14,812,963
Decrease in guarantee deposits	(1,227,764)	(40,097)	(838,455)	(593,555)
Decrease in other financial liabilities	(21,209,443)	(692,666)	0	0
Cash dividends and cash distributed from additional paid-in capital	(45,014,783)	(1,470,110)	(37,445,300)	(19,871,129)
Change in non-controlling interests	4,187	137	5,456	23,430
Others	0	0	0	65
Net cash provided by (used in) financing activities	(29,086,184)	(949,908)	(57,254,750)	12,490,107
Effect of exchange rate changes on cash and cash equivalents	(392,145)	(12,807)	7,018,133	(2,104,503)
Net increase (decrease) in cash and cash equivalents	(41,265,162)	(1,347,654)	41,196,646	38,574,095
Cash and cash equivalents at beginning of year	173,818,777	5,676,642	132,622,131	94,048,036
Cash and cash equivalents at end of year	$ 132,553,615	$ 4,328,988	$ 173,818,777	$ 132,622,131